Post-employment and Other Employee-related Liabilities Weighted-average Allocation of our Defined-benefit Pension Plan Assets (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
2015 Target Allocation	100.00%
Actual Allocation	100.00%	100.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
2015 Target Allocation	0.00%
Actual Allocation	0.00%	0.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
2015 Target Allocation	30.00%
Actual Allocation	25.00%	26.00%
Fixed income securities and group annuity contract
Defined Benefit Plan Disclosure [Line Items]
2015 Target Allocation	70.00%
Actual Allocation	75.00%	74.00%